STOCK OPTION PLANS (Details - Option activity) - Share-Based Payment Arrangement, Option [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options Outstanding	437,000	437,000	447,000
Weighted Average Exercise Price Outstanding, beginning	$ 0.79	$ 0.81	$ 0.79
Options Outstanding	2 years 2 months 26 days	2 years 10 months 13 days	3 years 9 months 18 days	5 years 8 months 4 days
Options Outstanding	$ 0.00	$ 0.00	$ 0.00
Options granted	0	0	0
Option granted	$ 0	$ 0	$ 0
Options cancelled	70,000	0	0
Option cancelled	$ 0.62	$ 0	$ 0
Options exercised	0	0	(10,000)
Options exercised	$ 0	$ 0	$ 0.05
Options exercised	0	0	10,000
Options cancelled	(70,000)	0	0
Options Outstanding	367,000	437,000	437,000	447,000
Weighted Average Exercise Price Outstanding, ending	$ 0.85	$ 0.79	$ 0.81	$ 0.79
Options Outstanding	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Options exercisable	367,000
Weighted Average Exercise Price Exercisable	$ 0.85
Options exercisable	2 years 2 months 26 days
Options exercisable	$ 0.00